As filed with the Securities and Exchange Commission on March 5, 2019

1933 Act Registration No. 002-25469

1940 Act Registration No. 811-01424

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 130	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 130	☒

(Check appropriate box or boxes.)

AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens &Young, LLP
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 5th day of March 2019.

Registrant:	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)

By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	March 5, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	March 5, 2019
(David C. Arch)

/s/ Bruce L. Crockett*	Chair & Trustee	March 5, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	March 5, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	March 5, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	March 5, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	March 5, 2019
(Eli Jones)

/s/ Prema Mathai-Davis*	Trustee	March 5, 2019
(Prema Mathai-Davis)

/s/ Teresa M. Ressel*	Trustee	March 5, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	March 5, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	March 5, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	March 5, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	March 5, 2019
(Robert C. Troccoli)

/s/ Christopher L. Wilson*	Trustee	March 5, 2019
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	March 5, 2019
(Kelli Gallegos)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in Registrant’s Post-Effective Amendment No. 129 on February 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase